Prepayment and Other Current Assets (Details) - Schedule of Prepayment and Other Current Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of prepayment and other current and non-current assets [Abstract]
Advances to vendors	$ 49,883	$ 33,295
Staff advance	85	98
Others	40	43
Subtotal	50,008	33,436
Less: allowance for expected credit losses	(2,205)	(2,257)
Prepayment and other assets, net	$ 47,803	$ 31,179